Pension - Component of Net Periodic Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 0.2	$ 0.1	$ 0.4	$ 0.3
Interest cost	3.0	3.3	5.9	6.5
Expected return on plan assets	(4.0)	(3.9)	(8.0)	(7.8)
Amortization of prior service costs and unrecognized loss	0.9	0.2	1.9	0.2
Curtailment and settlement (gain) loss recognized	(0.3)	1.4	(0.3)	1.4
Net periodic pension benefit cost	$ (0.2)	$ 1.1	$ (0.1)	$ 0.6